INITIAL ADOPTION OF NEW STANDARDS	6 Months Ended
Jun. 30, 2022
Accounting Policies [Abstract]
INITIAL ADOPTION OF NEW STANDARDS	NOTE 2 - INITIAL ADOPTION OF NEW STANDARDS During the period there was no initial adoption of new accounting standards.